UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total Amber International Holding shareholders' equity	Share Capital	Reserves	Accumulated losses	Non-controlling interests	Total
Balance at the beginning of the period at Dec. 31, 2023	$ (4,548)	$ 3,000	$ 6,069	$ (13,617)		$ (4,548)
Waiver of related parties balances	5		5			5
Issuance of preference shares	10,500	10,500				10,500
Net (loss) income for the period	(10,341)			(10,341)		(10,341)
Balance at the end at Jun. 30, 2024	(4,384)	13,500	6,074	(23,958)		(4,384)
Balance at the beginning of the period at Dec. 31, 2024	29,785	13,500	53,175	(36,890)		29,785
Waiver of related parties balances	50		50			50
Net (loss) income for the period	1,672			1,672	$ (28)	1,644
Recapitalization upon consummation of merger, net of issuance cost	59,931	59,931				59,931
Foreign currency translation	(139)		(139)		24	(115)
Balance at the end at Jun. 30, 2025	$ 91,299	$ 73,431	$ 53,086	$ (35,218)	$ (4)	$ 91,295